Convertible debt (Tables)	3 Months Ended
Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Disclosure of Detailed Information About Continuity of Convertible Debt

The continuity of convertible debt for the three months ended November 30, 2021, and 2020, is as follows:

	2019 Series	2020 Series	Total
	$	$	$

Balance, August 31, 2020	2,121,869	8,671,590	10,793,459
Issuances	-	4,282,477	4,282,477
Conversion - common shares issued	(164,343)	-	(164,343)
Conversion - warrants issued	(140,880)	-	(140,880)
Interest expense	19,001	137,775	156,776
Accrued interest on conversion	(14,792)	-	(14,792)
Effect of foreign exchange	17,152	-	17,152
Change in fair value	370,969	952,776	1,323,745
Balance, November 30, 2020	2,208,976	14,044,618	16,253,594

	2019 Series	2020 Series	EB CD	Total
	$	$	$	$

Balance, August 31, 2021	914,428	2,097,127	6,939,941	9,951,496
Interest expense	6,622	49,863	125,000	181,485
Accrued interest on conversion / interest payments	-	-	(250,000)	(250,000)
Effect of foreign exchange	(14,245)	-	-	(14,245)
Change in fair value	(292,982)	(203,308)	(1,186,882)	(1,683,172)
Balance, November 30, 2021	613,823	1,943,682	5,628,059	8,185,564

	2019 Series	2020 Series	EB CD	Total
	$	$	$	$
As of November 30, 2021:
Less than one year	613,823	1,943,682	-	2,557,505
Greater than one year	-	-	5,628,059	5,628,059
Total convertible debt obligation	613,823	1,943,682	5,628,059	8,185,564

Disclosure of Detailed Information About Fair Value of Convertible Debentures

As of November 30, 2021, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	November 30, 2021 (US$)	August 31, 2021 (US$)

Share price	3.85	6.66
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	2.24	1.26
Interest rate	10%	10%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.59%	0.30%
Expected dividend yield	0%	0%

Disclosure of Key Inputs of Convertible Debt

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of November 30, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $4.93 (USD $3.85)	The share price was higher (lower)
		Risk-free interest rate (0.23% to 0.59%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (7.69% to 9.88%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2021 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$8.42 (USD $6.66)	The share price was higher (lower)
		Risk-free interest rate (0.10% to 0.30%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (1.14% to 8.45%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

2019 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Disclosure of Detailed Information About Fair Value of Convertible Debentures

As of November 30, 2021, the fair value of the 2019 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2019 Series	November 30, 2021 (CA$)	August 31, 2021 (CA$)

Share price	4.93	8.42
Conversion price	7.50	7.50
Warrant exercise price	7.50	7.50

Term, in years	.60 - .69	.85 - .94
Interest rate	6%	6%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.43% - 0.50%	0.25% - 0.26%
Exchange rate	0.7817	0.7947
Expected dividend yield	0%	0%

2020 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Disclosure of Detailed Information About Fair Value of Convertible Debentures

As of November 30, 2021, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	November 30, 2021 (US$)	August 31, 2021 (US$)

Share price	3.85	6.66
Conversion price	8.90	8.90
Warrant exercise price	-	-

Term, in years	1.26	1.26
Interest rate	10%	10%
Expected volatility	85.00%	90.00%
Risk-free interest rate	0.23%	0.10%
Expected dividend yield	0%	0%